Expense Example, No Redemption (Vanguard FTSE All-World ex-US Index Fund, USD $)	18 Months Ended
Apr. 30, 2011
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	$ 443